Note 17 - Financial Instruments (Details 1) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total accounts receivable	$ 305,912	$ 756,468
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	239,063	689,619
Not past due	239,063	689,619
Past due	305,912	756,468
Financing Receivables 31 To 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	5,176
Financing Receivables More Than 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 66,849	$ 61,673